Note 10. Accrued Liabilities (Detail) (USD $)	12 Months Ended
	Oct. 31, 2011		Oct. 31, 2010	Oct. 31, 2012
Loss Contingency, Accrual Carrying Value, Current	$ 8,325,000	[1]		$ 8,321,000	[1]
FDA Related Costs [Member]
Loss Contingency Accrual, Carrying Value, Payments	200,000		9,900,000
Loss Contingency, Accrual Carrying Value, Current	8,300,000			8,300,000
Settlement Accrual For The Life Technologies Corporation (Life) Arbitration [Member]
Loss Contingency, Accrual Carrying Value, Current				9,500,000
Estimated Accrual For AECL's Legal Costs Relating To The MAPLE Arbitration [Member]
Loss Contingency, Accrual Carrying Value, Current				$ 32,000,000

[1]	The FDA provision was established in fiscal 2007 to address certain U.S. Food and Drug Administration (FDA) issues related to the Company's discontinued bioanalytical operations in its Montreal, Canada, facilities. Although the bioanalytical operations were part of MDS Pharma Services, Nordion has retained this potential liability following the sale of Early Stage. The Company may, where appropriate, reimburse clients who have incurred or will incur third party audit costs or study re-run costs to complete the work required by the FDA and other regulators. Management regularly updates its analysis of this critical estimate based on all currently available information. Based on this analysis, the Company recorded payments of $nil (2011 - $0.2 million; 2010 - $9.9 million) for the year ended October 31, 2012. As of October 31, 2012, management believes that the remaining provision of $8.3 million (October 31, 2011 - $8.3 million) is sufficient to cover any agreements reached with clients for study audits, study re-runs, and other related costs. Included in this potential liability are amounts for two legal claims the Company has been served with related to repeat study costs (Note 25).